Vessels, textual (Details) - USD ($) $ in Thousands	4 Months Ended		10 Months Ended	12 Months Ended
	Apr. 27, 2015	Apr. 20, 2015	Nov. 02, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Vessel acquisition cost				$ 90,167	$ 58,476
GP Zafirakis [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost					$ 58,000
New Orleans [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost		$ 43,000
Medusa [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost	$ 18,050
Seattle [Member]
Property, Plant and Equipment [Line Items]
Vessel acquisition cost			$ 28,500